Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 3: Summary of Significant Accounting Policies

Business Combinations

The Company determines whether substantially all the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If this threshold is met, the set is not a business. If it is not met, the Company then evaluates whether the set meets the requirement that a business include, at a minimum, an input and as substantive process that together significantly contribute to the ability to create outputs.

Business combinations are accounted for using the acquisition method at the acquisition date, which is when control is obtained. The consideration transferred is generally measured at fair value, as are the identifiable assets acquired and liabilities assumed. During the one-year period following the acquisition date, if an adjustment is identified based on new information about facts and circumstances that existed as of the acquisition date, the Company will record measurement-period adjustments related to the acquisitions in the period in which the adjustment is identified.

Goodwill is measured at the acquisition date as the fair value of the consideration transferred (including, if applicable, the fair value of any previously held equity interest and any non-controlling interests) less the net recognized amount (which is generally the fair value) of the identifiable assets acquired and liabilities assumed.

Transaction costs, other than those associated with the issuance of debt or equity securities incurred in connection with a business combination, are expensed as incurred and included in Transaction expenses in the Consolidated Statements of Operations.

Principles of Consolidation

The accompanying Consolidated Financial Statements include the accounts and operations of the Company, and its subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates. The most important of these relate to share-based compensation expenses, revenue recognition, the allowance for doubtful accounts, internally developed computer software, valuation of goodwill and other identifiable intangible assets, determination of the projected benefit obligations of the defined benefit plans, income taxes, fair value of stock options, derivatives and financial instruments, contingent  earn-out, and the tax related valuation allowances. On an ongoing basis, management evaluates these estimates, assumptions and judgments, in reference to historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Cash and Cash Equivalents

Cash and cash equivalents is comprised of cash on hand and short-term deposits with an original maturity at the date of purchase of three months or less.

Restricted Cash

As of December 31, 2019 and 2018, the Company held  $9 of restricted cash primarily related to funds from the Company’s Publons transaction.

Accounts Receivable

Accounts receivable are presented net of the allowance for doubtful accounts and any discounts.  Accounts receivable are recorded at the invoiced amount and do not bear interest. Collections of accounts receivable are included in cash provided by operating activities in the Consolidated Statements of Cash Flows. The Company maintains an allowance for doubtful accounts for estimated losses and assesses its adequacy each reporting period by evaluating factors such as the length of time receivables are past due, historical collection experience, and the economic and competitive environment. The expense related to doubtful accounts is included within Selling, general and administrative costs, excluding depreciation and amortization in the Consolidated Statements of Operations. Account balances are written off against the allowance when the potential for recovery is considered remote. The Company does not have any off‑balance‑sheet credit exposure related to its customers.

Concentration of Credit Risk

Accounts receivable are the primary financial instrument that potentially subjects the Company to significant concentrations of credit risk.  Accounts receivable represents arrangements in which services were transferred to a customer before the customer pays consideration or before payment is due. Contracts with payment in arrears are recognized as receivables after the Company considers whether a significant financing component exists.  The Company does not require collateral or other securities to support customer receivables.  Management performs ongoing credit evaluations of its customers’ financial condition and limits the amount of credit extended when deemed appropriate.  Credit losses have been immaterial and reasonable within management’s expectations. No single customer accounted for more than 1% of revenues and our ten largest customers represented only 5% of revenues for the year ended December 31, 2019.

The Company maintains its cash and cash equivalent balances with high-quality financial institutions and consequently, the Company believes that such funds are subject to minimal credit risk.

Prepaid Expenses

Prepaid expenses represent amounts that the Company has paid in advance of receiving benefits or services. Prepaid expenses include amounts for system and service contracts, sales commissions, deposits, prepaid royalties and insurance and are recognized as an expense over the general contractual period that the Company expects to benefit from the underlying asset or service.

Computer Hardware and Other Property, net

Generally, computer hardware and other property are recorded at cost and are depreciated over the respective estimated useful lives. Upon the 2016 Transaction, computer hardware and other property were revalued and recorded at net book value, which approximated fair value at the 2016 Transaction.

Depreciation is computed using the straight‑line method. Repair and maintenance costs are expensed as incurred. The cost and related accumulated depreciation of sold or retired assets are removed from the accounts and any gain or loss is included within Loss from operations in the Consolidated Statements of Operations.

The estimated useful lives are as follows:

Computer hardware	3 years
Furniture, fixtures and equipment	5-7 years
Leasehold improvements	Lesser of lease term or estimated useful life

Computer Software

Development costs related to internally generated software are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of the application development stage. Costs of significant improvements on existing software for internal use, both internally developed and purchased, are also capitalized. Costs related to the preliminary project stage, data conversion and post-implementation/operation stage of an internal use software development project are expensed as incurred.

Capitalized costs are amortized over five years, which is the estimated useful life of the related software. Purchased software is amortized over three years, which is the estimated useful life of the related software. The capitalized amounts, net of accumulated amortization, are included in Other intangible assets, net in the Consolidated Balance Sheets. The cost and related accumulated amortization of sold or retired assets are removed from the accounts and any gain or loss is included within Loss from operations in the Consolidated Statements of Operations.

Computer software is evaluated for impairment whenever circumstances indicate the carrying amount may not be recoverable. The test for impairment compares the carrying amounts with the sum of undiscounted cash flows related to the asset. If the carrying value is greater than the undiscounted cash flows of the asset, the asset is written down to its estimated fair value.

Identifiable Intangible Assets, net

Upon acquisition, identifiable intangible assets are recorded at fair value and are carried at cost less accumulated amortization or accumulated impairment for indefinite-lived intangible assets. Useful lives are reviewed at the end of each reporting period and adjusted if appropriate. Fully amortized assets are retained at cost and accumulated amortization accounts until such assets are derecognized.

Customer Relationships- Customer relationships primarily consist of customer contracts and customer relationships arising from such contracts.

Databases and Content - Databases and content primarily consists of repositories of the Company’s specific financial and customer information and intellectual content.

Trade Names- Trade names consist of purchased brand names that the Company continues to use.

Where applicable, intangible assets are amortized on a straight-line basis over their estimated useful lives as follows:

Customer relationships	2 – 14 years
Databases and content	13 – 20 years
Finite-lived trade names	18 years
Indefinite-lived trade names	Indefinite

Impairment of Long-Lived Assets

Residual values and useful lives are reviewed at the end of each reporting period and adjusted if appropriate. The Company evaluates its long-lived assets, including computer hardware and other property, computer software, and finite-lived intangible assets for impairment whenever circumstances indicate that their carrying amounts may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate over its remaining life. An asset is assessed for impairment at the lowest level that the asset generates cash inflows that are largely independent of cash inflows from other assets. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

Management identified an impairment loss in connection with the divestiture of certain assets and liabilities of its MarkMonitor Product Line within its IP Group in the year ended December 31, 2019. Management determined that additional impairment did not exist for any of the periods presented.

Goodwill and Indefinite-Lived Intangible Assets

The Company evaluates its goodwill for impairment at the reporting unit level, defined as an operating segment or one level below an operating segment, annually as of October 1 or more frequently if impairment indicators arise in accordance with Accounting Standards Codification ("ASC”) Topic 350. The Company identified five reporting units due to a change in the Company’s reporting structure for the years ended December 31, 2019 and 2018 and one reporting unit for the year ended December 31, 2017.

The Company evaluates the recoverability of goodwill at the reporting unit level. The Company assesses various qualitative factors to determine whether the fair value of a reporting unit may be less than its carrying amount. If a determination is made that, based on the qualitative factors, an impairment does not exist, the Company is not required to perform further testing. If the aforementioned qualitative assessment results in the Company concluding that it is more likely than not that the fair value of a reporting unit may be less than its carrying amount, the fair value of the reporting unit will be determined and compared to its carrying value including goodwill.

In determining the fair value of a reporting unit, the Company estimates the fair value of a reporting unit using the fair value derived from the income approach. The market approach estimates fair value based on market multiples of revenue and earnings derived from comparable publicly traded companies with similar operating and investment characteristics as the reporting unit; whereas, the income approach uses a discounted cash flow (“DCF”) model. The DCF model determines the fair value of our reporting units based on projected future discounted cash flows, which in turn were based on our views of uncertain variables such as growth rates, anticipated future economic conditions, and the appropriate discount rates relative to risk and estimates of residual values.

If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that unit, goodwill is not impaired, and the Company is not required to perform further testing. If the fair value of the reporting unit is less than the carrying value, the Company will recognize the difference as an impairment charge. Management concluded that no goodwill impairment existed for any of the periods presented.

The Company also has indefinite-lived intangible assets related to trade names. Indefinite-lived intangible assets are subject to impairment testing annually or whenever events or changes in circumstances indicate that their carrying value may not be recoverable. For purposes of impairment testing, the fair value of trade names is determined using an income approach, specifically the relief from royalties method. Management concluded that no indefinite-lived intangible impairment existed for any of the periods presented.

Other Current and Non-Current Assets and Liabilities

The Company defines current assets and liabilities as those from which it will benefit from or which it has an obligation for within one year that do not otherwise classify as assets or liabilities separately reported on the Consolidated Balance Sheets. Other non-current assets and liabilities are expected to benefit the Company or cause its obligation beyond one year. The Company classifies the current portion of long-term assets and liabilities as current assets or liabilities.

Leases

We determine if an arrangement is a lease at inception. Operating leases are included in Operating lease right-of-use (“ROU”) assets,  Current portion of operating lease liability, and Operating lease liabilities on our Consolidated Balance Sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

We have lease agreements with lease and non-lease components, which are accounted as a single lease component. Additionally, for certain equipment leases, we apply a portfolio approach to effectively account for the operating lease ROU assets and liabilities.

Accounts Payable and Accruals

Accounts payable and accruals are obligations to pay for goods or services that have been acquired in the ordinary course of business. Accounts payable and accruals are recognized initially at their settlement value, and are classified as current liabilities if payment is due within one year or less.

Debt

Debt is recognized initially at par value, net of any applicable discounts or financing costs. Debt is subsequently stated at amortized cost with any difference between the proceeds (net of transactions costs) and the redemption value recognized in the Consolidated Statements of Operations over the term of the debt using the effective interest method. Interest on indebtedness is expensed as incurred.

Debt is classified as a current liability when due within 12 months after the end of the reporting period.

Tax Receivable Agreement (“TRA”)

Concurrent with the completion of the 2019 Transaction, in May 2019 we became a party to a TRA with our pre-business combination equity holders. Under the TRA, we are generally required to pay to certain pre-business combination equity holders approximately 85% of the amount of calculated tax savings, if any, we are deemed to realize (using the actual applicable U.S. federal income tax rate and an assumed combined state and local income tax rate) as a result of  (1) any existing tax attributes associated with Covered Tax Assets acquired in the pre-business combination organizational transactions, the benefit of which is allocable to us as a result of such transactions, (2) net operating loss (NOL) carryforwards available as a result of such transactions and (3) tax benefits related to imputed interest. Further, there may be significant changes, to the estimate of the TRA liability due to various reasons including changes in corporate tax law, changes in estimates of the amount or timing of future taxable income, and other items. Changes in those estimates are recognized as adjustments to the related TRA liability, with offsetting impacts recorded in the Consolidated Statements of Operations as Other operating income (expense), net. On August 21, 2019 the Company entered into a TRA Buyout Agreement to settle the outstanding liability. The settlement of the original TRA liability pursuant to the TRA Buyout Agreement was accounted for as an adjustment to Shareholders' equity.

Derivative Financial Instruments

Foreign Exchange Derivative Contracts

Prior to the sale of IPM, the Company used derivative financial instruments to manage foreign currency exchange rate risk in IPM. The Company’s derivative financial instruments consist of foreign currency forward contracts (“forward contracts”). Derivative financial instruments were neither held nor issued by the Company for trading purposes.

Interest Rate Swaps

The Company has interest rate swaps with counterparties to reduce its exposure to variability in cash flows relating to interest payments on a portion of its outstanding first lien senior secured term loan facility in an aggregate principal amount of $900,000 (“Term Loan Facility”). The Company applies hedge accounting and has designated these instruments as cash flow hedges of the risk associated with floating interest rates on designated future quarterly interest payments. Management assumes the hedge is highly effective and therefore changes in the value of the hedging instrument are recorded in Accumulated other comprehensive income (loss) in the Consolidated Balance Sheets. Any ineffectiveness is recorded in earnings. Amounts in Accumulated other comprehensive income (loss) are reclassified into earnings in the same period during which the hedged transactions affect earnings, or upon termination of the hedging relationship.

Fair Value of Financial Instruments

In determining fair value, the use of various valuation methodologies, including market, income and cost approaches is permissible. The Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The accounting guidance for fair value measurements establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value based on the reliability of inputs. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s interest rate swap derivative instruments are classified as Level 2. Earn-out liabilities and defined benefit plan assets are classified as Level 3.

Contingent Considerations

The Company records liabilities for the estimated cost of such contingencies when expenditures are probable and reasonably estimable. A significant amount of judgment is required to estimate and quantify the potential liability in these matters. We engage outside experts as deemed necessary or appropriate to assist in the calculation of the liability, however management is responsible for evaluating the estimate. As information becomes available regarding changes in circumstances for ongoing contingent considerations, our potential liability is reassessed and adjusted as necessary. See Note 22 – “Commitments and Contingencies” for further information on contingencies.

Pension and Other Post-Retirement Benefits

The Company may be required to sponsor pension benefit plans, for certain international markets, which are unfunded and are not material for the Company. The net periodic pension expense is actuarially determined on an annual basis by independent actuaries using the projected unit credit method. The determination of benefit expense requires assumptions such as the discount rate, which is used to measure service cost, benefit plan obligations and the interest expense on the plan obligations. Other significant assumptions include expected mortality, the expected rate of increase with respect to future compensation and pension. Because the determination of the cost and obligations associated with employee future benefits requires the use of various assumptions, there is measurement uncertainty inherent in the actuarial valuation process. Actual results will differ from results which are estimated based on assumptions.

The liability recognized in the Consolidated Balance Sheets is the present value of the defined benefit obligation at the end of the reporting period. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related pension liability. The defined benefit obligation is included in Other non-current liabilities in the Consolidated Balance Sheets. All actuarial gains and losses that arise in calculating the present value of the defined benefit obligation are recognized immediately in Accumulated deficit and included in the Consolidated Statements of Comprehensive Income (Loss). See Note 13 –  “Pension and Other Post Retirement Benefits” for balances and further details including an estimate of the impact on the Consolidated Financial Statements from changes in the most critical assumptions.

Employer contributions to defined contribution plans are expensed as incurred, which is as the related employee service is rendered.

Taxation

The Company recognizes income taxes under the asset and liability method.  Our income tax expense, deferred tax assets and liabilities, and reserves for unrecognized tax benefits reflect our best assessment of estimated current and future taxes to be paid. Significant judgments and estimates are required in determining the consolidated Income tax expense for financial statement purposes.  Deferred income taxes arise from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, which will result in taxable or deductible amounts in the future.  In assessing the realizability of deferred tax assets, we consider future taxable income by tax jurisdiction and tax planning strategies.  The Company records a valuation allowance to reduce our deferred tax assets to equal an amount that is more likely than not to be realized.

Changes in tax laws and tax rates could also affect recorded deferred tax assets and liabilities in the future.  The calculation of our tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations in a multitude of jurisdictions across our global operations.  ASC Topic 740, Income Taxes, states that a benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.  The Company first records unrecognized tax benefits as liabilities in accordance with ASC 740 and then adjusts these liabilities when our judgment changes as a result of the evaluation of new information not previously available at the time of establishing the liability.  Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from our current estimate of the unrecognized tax benefit liabilities.  These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available.

Interest accrued related to unrecognized tax benefits and income tax-related penalties are included in the Benefit (provision) for income taxes.

Deferred tax is provided on taxable temporary differences arising on investments in foreign subsidiaries, except where we intend, and are able, to reinvest such amounts on a permanent basis.

Revenue Recognition

The Company derives revenue by selling information on a subscription and single transaction basis as well as from performing professional services. The Company recognizes revenue when control of these services are transferred to the customer for an amount, referred to as the transaction price, that reflects the consideration to which the Company is expected to be entitled in exchange for those goods or services. The Company determines revenue recognition utilizing the following five steps: (1) identification of the contract with a customer, (2) identification of the performance obligations in the contract (promised goods or services that are distinct), (3) determination of the transaction price, (4) allocation of the transaction price to the performance obligations, and (5) recognition of revenue when, or as, the Company transfers control of the product or service for each performance obligation.   Revenue is recognized net of discounts and rebates, as well as value added and other sales taxes. Cash received or receivable in advance of the delivery of the services or publications is included in deferred revenues.  The Company disaggregates revenue based on revenue recognition pattern.  Subscription based revenues recognize revenue over time whereas our transactional revenues recognize revenue at a point in time.  The Company believes subscription and transaction is reflective of how the Company manages the business.  The revenue recognition policies for the Company’s revenue streams are discussed below.

Subscription Revenues

Subscription-based revenues are recurring revenues that are earned under annual, evergreen or multi-year contracts pursuant to which we license the right to use our products to our customers. Revenues from the sale of subscription data and analytics solutions are typically invoiced annually in advance and recognized ratably over the year as revenues are earned. Subscription revenues are typically generated either on (i) an enterprise basis, meaning that the organization has a license for the particular product or service offering and then anyone within the organization can use it at no additional cost, (ii) a seat basis, meaning each individual that uses the particular product or service offering has to have his or her own license, or (iii) a unit basis, meaning that incremental revenues are generated on an existing subscription each time the product is used (e.g., a trademark or brand is searched or assessed).

Transactional Revenues

Transactional revenues are revenues that are earned under contracts for specific deliverables that are typically quoted on a product, data set or project basis and often derived from repeat customers, including customers that also generate subscription-based revenues. Revenues from the sale of transactional products and services are invoiced according to the terms of the contract, typically in arrears. Transactional content sales are usually delivered to the customer instantly or in a short period of time, at which time revenues are recognized.

In the case of professional services, these contracts vary in length from several months to years for multi-year projects and customers and typically invoiced based on the achievement of milestones. Transactional revenues are typically generated on a unit basis, although for certain product and service offerings transactional revenues are generated on a seat basis. Transactional revenues may involve sales to the same customer on multiple occasions but with different products or services comprising the order.

Performance Obligations

Content Subscription:  Content subscription performance obligations are most prevalent in the Web of Science, Derwent, and Life Sciences Product Lines. Content subscriptions are subscriptions that can only be accessed through the Company’s on-line platform for a specified period of time through downloads or access codes. In addition to the primary content subscription, these types of performance obligations can often include other performance obligations, such as training subscriptions, access to historical content, maintenance and other optional content. While revenue for these performance obligations are primarily recognized over the length of the contract (subscription revenue) there are instances where revenue could be recognized upon delivery (transactional revenue). Historical content and some optional content can be purchased via a perpetual license, which would be recognized upon delivery.  Fees are typically paid annually at the beginning of each term.

Domain Registration Services:  This performance obligation relates to the MarkMonitor Product Line.  This is a service to register domain names with the applicable registries, with the Company being responsible for monitoring the domain name expiration and paying the registry before expiration.  In addition, the Company has an ongoing responsibility to ensure the domain name is maintained at the registry. Customers typically sign a one to two year contract, identifying specific domain names to be registered and tracked.  Revenue is recognized over the term of the contract and fees are typically invoiced annually at the beginning of each contract term.

Search Services: This performance obligation relates to the CompuMark Product Line. It is a comprehensive search report across multiple databases for a proposed trademark.  The report is compiled by Clarivate’s analysts and sent to customers.  Revenue is recognized upon delivery of the report.  Fees are typically paid upon delivery.

Trademark Watch: This performance obligation relates to the CompuMark Product Line.  Trademark watch service is an annual subscription that allows customers to protect their trademarks from infringement by providing timely notification of newly filed or published trademarks.  Revenue is recognized over the term of the contract, with fees paid annually at the beginning of each contract term.

Patent Management:  This performance obligation related to the IPM Product Line.  The Company paid patent registration fees for customers in multiple countries to ensure their patents do not expire.  Transaction fee revenue was recognized at the time payment is made on the client’s behalf to the applicable patent office.  Fees were paid annually at the beginning of each term.

Variable Consideration

In some cases, contracts provide for variable consideration that is contingent upon the occurrence of uncertain future events, such as retroactive discounts provided to the customers, indexed or volume-based discounts, and revenue between contract expiration and renewal.  Variable consideration is estimated at the expected value or at the most likely amount depending on the type of consideration. Estimated amounts are included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The estimate of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of its anticipated performance and all information (historical, current, and forecasted) that is reasonably available to the Company.

Significant Judgments

Significant judgments and estimates are necessary for the allocation of the proceeds received from an arrangement to the multiple performance obligations and the appropriate timing of revenue recognition.  Our contracts with customers often include promises to transfer multiple products and services to a customer.  Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment.  Determining a standalone selling price that may not be directly observable amongst all the products and performance obligations requires judgment.  Specifically, many Web of Science Product Line contracts include multiple product offerings, which may have both subscription and transactional revenues.  Judgment is also required to determine whether the software license is considered distinct and accounted for separately, or not distinct and accounted for together with the subscription service and recognized over time for other products.  The Company allocates value to primary content subscriptions or licenses and accompanying performance obligations, such as training subscriptions, access to historical content, maintenance and other optional content.  When multiple performance obligations exist in a single contract, the transaction price is allocated to each performance obligation based on the standalone selling price of each performance obligation.  The Company utilizes its standard price lists to determine the standalone selling price based on the product and country.

The Company allocates the transaction price to each performance obligation based on the best estimate of the standalone selling price of each distinct good or service in the contract. The transaction price in the contract is allocated at contract inception to the distinct good or service underlying each performance obligation in proportion to the standalone selling price. The standalone selling prices are based on the Company’s normal pricing practices when sold separately with consideration of market conditions and other factors, including customer demographics and geographic location. Discounts applied to the contract will be allocated based on the same proportion of standalone selling prices.

Cost to Obtain a Contract

Commission costs represent costs to obtain a contract and are considered contract assets.  The Company pays commissions to the sales managers and support teams for earning new customers and renewing contracts with existing customers.  These commission costs are capitalized within Prepaid expenses and Other non-current assets on the Consolidated Balance Sheets. The costs are amortized to Selling, general and administrative expenses within the Consolidated Statements of Operations.  The amortization period is between one and five years based on the estimated length of the customer relationship.

Deferred Revenues

The timing of revenue recognition may differ from the timing of invoicing to customers.  We record deferred revenues when revenue is recognized subsequent to invoicing.  For multi-year agreements, we generally invoice customers annually at the beginning of each annual coverage period and recognize revenue over the term of the coverage period.

Cost of Revenues, Excluding Depreciation and Amortization

Cost of revenues consists of costs related to the production and servicing of the Company’s offerings. These costs primarily relate to information technology, production and maintenance of content and personnel costs relating to professional services and customer service.

Selling, General and Administrative, Excluding Depreciation and Amortization

Selling, general and administrative includes compensation for support and administrative functions in addition to rent, office expenses, professional fees and other miscellaneous expenses. In addition, it includes selling and marketing costs associated with acquiring new customers or selling new products or product renewals to existing customers. Such costs primarily relate to wages and commissions for sales and marketing personnel.

Depreciation

Depreciation expense relates to the Company’s fixed assets including furniture & fixtures, hardware, and leasehold improvements.  These assets are depreciated over their expected useful lives, and in the case of leasehold improvements over the shorter of their useful life or the life of the related lease.

Amortization

Amortization expense relates to the Company’s finite-lived intangible assets including databases and content, customer relationships, computer software, and trade names.  These assets are being amortized over periods of two to 20 years.

Impairment on Assets Held for Sale

Impairment on assets held for sale represents an impairment charge recorded for certain assets classified as assets held for sale.

Share-based Compensation

Share-based compensation expense includes cost associated with stock options, restricted share units (“RSUs”), and 2019 Transaction related shares granted to certain members of key management.

All share-based awards are recognized in the Consolidated Statements of Operations based on their grant date fair values. We amortize the value of share-based awards to expense over the vesting period on a graded-scale basis. The incremental fair value of modifications to stock awards is estimated at the date of modification. We recognize any additional estimated expense in the period of modification for vested awards and  over the remaining vesting period for un-vested awards. The Company elects to recognize forfeitures as they occur.

The fair value of stock options is estimated at the date of grant using the Black-Scholes option pricing model, which requires management to make certain assumptions of future expectations based on historical and current data. The assumptions include the expected term of the stock option, expected volatility, dividend yield, and risk-free interest rate. The expected term represents the amount of time that options granted are expected to be outstanding, based on forecasted exercise behavior. The risk-free rate is based on the rate at grant date of zero-coupon U.S. treasury notes with a term comparable to the expected term of the option. Expected volatility is estimated based on the historical volatility of comparable public entities' stock price from the same industry. The Company’s dividend yield is based on forecasted expected payments, which are expected to be zero for current plan. The Company recognizes compensation expense over the vesting period of the award on a graded-scale basis.

The share-based compensation cost of time-based RSU grants is calculate by multiplying the grant date fair market value by the number of shares granted. We recognize compensation expense over the vesting period of the award.

Transaction Expenses

Transaction expenses are incurred by the Company to assess and complete business transactions, including acquisitions and disposals, and typically include advisory, legal and other professional and consulting costs. Transaction expenses also include any earn-out related adjustments.

Transition, Integration and Other

Transition, integration and other expenses provide for the costs of transitioning certain activities performed by the Former Parent to the Company to enable operation on a stand-alone basis.  Transition full time employee expense represents labor costs of full time employees who are currently working on migration projects and being expensed.  Their traditional role is application development, which was capitalized.

Restructuring

Restructuring expense includes costs associated with involuntary termination benefits provided to employees under the terms of a one-time benefit arrangement, certain contract termination costs, and other costs associated with an exit or disposal activity.

Other Operating Income (Expense), Net

Other operating income (expense) consists of gains or losses related to the disposal of our assets, asset impairments or write-downs and the consolidated impact of re-measurement of the assets and liabilities of our company and our subsidiaries that are denominated in currencies other than each relevant entity’s functional currency. Other operating income (expense), net includes a tax indemnification write down related to the 2016 Transaction for the year ended December 31, 2018. See Note 22 – “Commitments and Contingencies - Tax Indemnity” for further details.  The gain on sale of the divested IPM Product Line and related assets is also included in the year ended December 31, 2018.  See Note 5 – “Assets Held for Sale and Divested Operations” for further details.

Interest Expense, Net

Interest expense consists of interest expense related to our borrowings under the Term Loan Facility and the Notes as well as the amortization of debt issuance costs and interest related to certain derivative instruments.

Foreign Currency Translation

The operations of each of the Company’s entities are measured using the currency of the primary economic environment in which the subsidiary operates (“functional currency”). Nonfunctional currency monetary balances are re-measured into the functional currency of the operation with any related gain or loss recorded in Selling, general and administrative costs, excluding depreciation and amortization in the accompanying Consolidated Statements of Operations. Assets and liabilities of operations outside the U.S., for which the functional currency is the local currency, are translated into U.S. dollars using period-end exchange rates. Revenues and expenses are translated at the average exchange rate in effect during each fiscal month during the year. The effects of foreign currency translation adjustments are included as a component of Accumulated other comprehensive income (loss) in the accompanying Consolidated Balance Sheets.

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from Net loss, transactions and other events or circumstances from non-owner sources.

Advertising and Promotion Costs

Advertising and promotion costs are expensed as of the first date that the advertisements take place. Advertising expense was approximately $9,574,  $12,150 and $14,416 for the years ended December 31, 2019, 2018, and 2017, respectively.

Legal Costs

Legal costs are expensed as incurred.

Debt Issuance Costs

Fees incurred to issue debt are generally deferred and amortized as a component of interest expense over the estimated term of the related debt using the effective interest rate method.

Earnings Per Share

The calculation of earnings per share is based on the weighted average number of common shares or common stock equivalents outstanding during the applicable period. The dilutive effect of common stock equivalents is excluded from basic earnings per share and is included in the calculation of diluted earnings per share. Potentially dilutive securities include outstanding stock options. Employee equity share options and similar equity instruments granted by the Company are treated as potential common shares outstanding in computing diluted earnings per share. Diluted shares outstanding are calculated based on the average share price for each fiscal period using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options, the amount of compensation cost for future service that the Company has not yet recognized, and the amount of benefits that would be recorded in Ordinary shares when the award becomes deductible for tax purposes are assumed to be used to repurchase shares.

Newly Adopted Accounting Standards

In February 2016, the FASB issued new guidance, Accounting Standard Update (“ASU”) 2016-02, related to leases in which lessees are required to recognize assets and liabilities on the balance sheet for leases having a term of more than 12 months. Recognition of these lease assets and lease liabilities represents a change from previous U.S. GAAP, which did not require lease assets and lease liabilities to be recognized for operating leases. Qualitative disclosures along with specific quantitative disclosures are required to provide enough information to supplement the amounts recorded in the financial statements so that users can understand more about the nature of an entity’s leasing activities. The Company adopted the standard, using a modified retrospective approach, on January 1, 2019.

The provisions of ASU 2016-02 are effective for the Company’s fiscal year beginning January 1, 2019, including interim periods within that fiscal year. The Company elected the package of practical expedients included in this guidance, which allows it to not reassess whether any expired or existing contracts contain leases, the lease classification for any expired or existing leases, and the initial direct costs for existing leases. The Company does not recognize short-term leases on its Consolidated Balance Sheet, and recognizes those lease payments in Selling, general and administrative costs, excluding depreciation and amortization on the Consolidated Statements of Operations on a straight-line basis over the lease term.

In January 2017, the FASB issued new guidance, ASU 2017-04, which simplifies testing goodwill for impairment by eliminating Step 2 from the goodwill impairment test as described in previously issued guidance. The guidance is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company elected to adopt this standard on January 1, 2019. This standard did not have a material impact on the Company’s Consolidated Financial Statements.

In July 2018, the FASB issued ASU 2018-11, Leases - Targeted Improvements, as an update to the previously issued guidance. This update added a transition option which allows for the recognition of a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption without recasting the financial statements in periods prior to adoption. The Company elected this transition option.

In March 2019, the FASB issued ASU 2019-01, Leases, as an update to the previously issued guidance. This update added a transition option which clarified the interim disclosure requirements as defined in ASC 250-10-50-3. The Company elected to provide the ASU 2016-02 transition disclosures as of the beginning of the period of adoption rather than the beginning of the earliest period presented. The guidance is effective for all entities during the same period that ASU 2016-02 is adopted.

The standard had a material impact on our Consolidated Balance Sheet and Consolidated Statement of Cash Flows, but did not have an impact on our Consolidated Statement of Operations. The most significant impact was the recognition of ROU assets and lease liabilities for operating leases.

 In June 2018, the FASB issued guidance, ASU 2018-07, Compensation - Stock Compensation, which simplifies the accounting for nonemployee share-based payment transactions. The guidance is effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. This standard did not have a material impact on the Company’s Consolidated Financial Statements.

In July 2018, the FASB issued guidance, ASU 2018-09, Codification Improvements, which clarifies guidance that may have been incorrectly or inconsistently applied by certain entities. The guidance is effective for all entities for fiscal years beginning after December 15, 2018. This standard did not have a material impact on the Company’s Consolidated Financial Statements.

In August 2018, the FASB issued guidance, ASU 2018-13, Fair Value Measurement, which modifies the disclosure requirements on fair value measurements. The guidance is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted upon issuance of this update. The Company adopted this standard on January 1, 2019. This standard did not have a material impact on the Company’s Consolidated Financial Statements.

Recently Issued Accounting Standards

In June 2016, the FASB issued new guidance, ASU 2016-13, related to measurement of credit losses on financial instruments which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. This new guidance replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The guidance is effective for annual reporting periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2019. The adoption of this standard is not expected to have a material impact on the Company’s Consolidated Financial Statements.

In August 2018, the FASB issued guidance, ASU 2018-14, which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The guidance is effective for all entities for fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of this standard on its Consolidated Financial Statements.

In August 2018, the FASB issued guidance, ASU 2018-15, which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this Update. The guidance is effective for all entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Company adopted the standard on January 1, 2020. The Company does not expect the standard to have a material impact on the Company’s Consolidated Financial Statements.

In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, which provides targeted improvements or clarification and correction to the ASU 2016-01 Financial Instruments Overall, ASU 2016-13 Financial Instruments Credit Losses, and ASU 2017-12 Derivatives and Hedging, accounting standards updates that were previously issued. The guidance is effective upon adoption of the related standards. The Company is currently in the process of evaluating the impact of the adoption of this standard on its Consolidated Financial Statements.

In April 2019, the FASB issued ASU 2019-05, Financial Instruments - Credit Losses, which provides targeted transition relief to the accounting standards update previously issued as part of ASU 2016-13 Financial Instruments Credit Losses. The guidance is effective for all entities during the same period that ASU 2016-13 is adopted. The Company is currently in the process of evaluating the impact of the adoption of this standard on its Consolidated Financial Statements.

In November 2019, the FASB issued ASU 2019-10, Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), which provides improvements or clarification and correction to the ASU 2016-02 Leases, ASU 2016-13 Financial Instruments Credit Losses, and ASU 2017-12 Derivatives and Hedging, accounting standards updates that were previously issued. The guidance is effective upon adoption of the related standards. The Company is currently in the process of evaluating the impact of the adoption of this standard on its Consolidated Financial Statements.

In November 2019, the FASB issued ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments - Credit Losses, which provides clarification to certain aspects of the accounting standards update previously issued as part of ASU 2016-13 Financial Instruments Credit Losses. The guidance is effective for all entities during the same period that ASU 2016-13 is adopted. The Company is currently in the process of evaluating the impact of the adoption of this standard on its Consolidated Financial Statements.

In December 2019, the FASB issued ASU 2019-12, which enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax law. The guidance is effective for all entities for fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of evaluating the impact of the adoption of this standard on its Consolidated Financial Statements.

There were no other new accounting standards that we expect to have a material impact to our financial position or results of operations upon adoption.